Earnings per CPO/Share (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares $ / EquityInstruments shares	Dec. 31, 2019 $ / shares $ / EquityInstruments shares	Dec. 31, 2018 $ / shares $ / EquityInstruments
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares	330,685,559	338,375,192
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	(0.44)	1.60	2.07
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares	352,237,926	354,827,433
CPOs (in CPO units)	2,486,783	2,508,916
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	(0.41)	1.53	1.96
Series "A" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	55,563,596	56,077,584
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.00	$ 0.01	$ 0.02
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	58,926,613	58,926,613
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.00	$ 0.01	0.02
Series "B" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	187	187
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.00	$ 0.01	0.02
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	2,357,208	2,357,208
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.00	$ 0.01	0.02
Series "D" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.00	$ 0.01	0.02
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.00	$ 0.01	0.02
Series "L" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.00	$ 0.01	0.02
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.00	$ 0.01	$ 0.02
CPOs
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
CPOs (in CPO units)	2,351,464	2,412,794
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	(0.44)	1.60	2.07
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	(0.41)	1.53	1.96